Note 15 1999 Equity Incentive Plan	12 Months Ended
Jun. 30, 2012
Notes
Note 15 1999 Equity Incentive Plan

Note 15   1999 Equity Incentive Plan

The Board of Directors has the authority to grant shares issuable under the Plan equal to 20% of the then issued and outstanding shares. Through February 2011 the Board of Directors, which has the exclusive power over the granting of options and their vesting provisions, granted a total of 7,025,000 options to executives, employees, directors and one vendor that were fully vested as of the date of the grant.  All options granted had a seven-year term. In February 2011, the Board cancelled all existing options and in consideration for the cancellation, awarded all of the grantees a total of 1,825,000 shares of the Company’s common stock. See Note 13 Stockholders Equity.

There are no option grants outstanding at June 30, 2012.

	2012		2011
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding at beginning of year	-	$0.16	7,025,000	$0.16
Granted	-	$0.08	-	$0.16
Exercised	-	$0.16	-	$0.16
Cancelled	-	$0.16	7,025,000	$0.26
Options outstanding, vested and exercisable at end of year	-	$0.157	-	$0.26

Warrants issued and outstanding

At June 30, 2012 and 2011, there were 4,802,000 issued and outstanding redeemable into shares of the Company’s common stock at $0.14 and $0.18, respectively, Based on the closing market prices on the respective year end dates,  $0.003 and $0.03, it is deemed more likely than not that the debentures holders would not exercise their rights under the warrants.  There were no further conversions of the debentures into common stock in 2012 and 2011.